Prospectus Supplement June 1, 2021

For the following funds with prospectuses dated January 1, 2021 (each as supplemented to date):

Capital Group Private Client Services FundsSM

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group U.S. Equity FundSM

Effective July 1, 2021, the information under the heading “Purchase of shares” in the “Purchase, exchange and sale of shares” section of each prospectus is amended in its entirety to read as follows:

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, Inc. (“CGPCS”). CGPCS receives an annual fee based on a percentage of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides. Certain investors who are not clients of CGPCS may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their CGPCS investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-481-0621P CGD/AFD/10039-S83374

Statement of Additional Information Supplement June 1, 2021

For the following funds with statements of additional information dated January 1, 2021 (each as supplemented to date):

Capital Group Private Client Services FundsSM

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group U.S. Equity FundSM

1. Effective July 1, 2021, the information in the “Purchase and exchange of shares” section of the Capital Group Private Client Services Funds statement of additional information is amended in its entirety to read as follows:

Shares of the fund are available to clients of Capital Group Private Client Services, Inc. ("CGPCS"), the series’ trustees and officers, and the fund’s portfolio managers. Shares may be made available to other individuals if the investment adviser determines it is appropriate. Clients of CGPCS may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates. As described in the fund’s prospectus, please contact your CGPCS investment counselor or the fund’s Transfer Agent to purchase or exchange shares.

2. Effective July 1, 2021, the information in the “Purchase and exchange of shares” section of the Capital Group U.S. Equity Fund statement of additional information is amended in its entirety to read as follows:

Shares of the fund are available to clients of Capital Group Private Client Services, Inc. ("CGPCS"), the fund’s trustees and officers, and the fund’s portfolio managers. Shares are also available to former shareholders of Endowments - Growth and Income Portfolio, who obtained shares of the fund in connection with the acquisition of Endowments - Growth and Income Portfolio by the fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. Clients of CGPCS may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates. As described in the fund’s prospectus, please contact your CGPCS investment counselor or the fund’s Transfer Agent to purchase or exchange shares.

Keep this supplement with your statement of information.

Lit. No. MFGEBS-482-0621O CGD/10149-S83375